Equity securities and other investments (Tables)	12 Months Ended
Mar. 31, 2023
Equity securities and other investments
Schedule of equity securities and other investments at cost and at fair value

	As of March 31, 2022
	Original cost	Cumulative net gains (losses)	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	93,599	9,661	103,260
Investments in privately held companies	110,096	(859)	109,237
Debt investments:
Debt securities and loan investments	27,153	(7,366)	19,787
	230,848	1,436	232,284

	As of March 31, 2023
	Original cost	Cumulative net gains (losses)	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	107,535	216	107,751
Investments in privately held companies	97,701	(10,664)	87,037
Debt investments:
Debt securities and loan investments	22,210	(7,105)	15,105
Other treasury investments	40,736	—	40,736
	268,182	(17,553)	250,629